Goodwill and Other Intangible Assets (Details) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Jul. 31, 2011
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	$ 2,807,730	$ 2,791,391	$ 2,903,713
Acquisitions		6,094
Foreign currency translation adjustments	5,016	10,245
Goodwill, Ending Balance	2,812,746	2,807,730	2,903,713
U.S. Retail Coffee Market [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	1,635,413	1,629,873
Acquisitions		5,540
Foreign currency translation adjustments	(47)	0
Goodwill, Ending Balance	1,635,366	1,635,413
U.S. Retail Consumer Foods [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	1,034,395	1,030,523
Acquisitions		289
Foreign currency translation adjustments	1,772	3,583
Goodwill, Ending Balance	1,036,167	1,034,395
International Foodservice And Natural Foods [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	137,922	130,995
Acquisitions		265
Foreign currency translation adjustments	3,291	6,662
Goodwill, Ending Balance	$ 141,213	$ 137,922